Secured or Guaranteed Bank Borrowings (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Debt Instrument [Line Items]
Short-term borrowings	$ 42,607	¥ 276,000	¥ 160,181
Long-term bank and other borrowings (including current portion)		142,224	1,017,320
Unsecured Borrowing
Debt Instrument [Line Items]
Short-term borrowings		215,000	140,000
Long-term bank and other borrowings (including current portion)		103,690	38,477
Secured by the Pledged Dividend Right and the Rights to Sell or Transfer the 90% Equity Interest of Asia Cloud Investment
Debt Instrument [Line Items]
Long-term bank and other borrowings (including current portion)			900,000
Guaranteed by restricted cash | Short-term bank borrowings 1
Debt Instrument [Line Items]
Short-term borrowings		50,000	9,181
Guaranteed by restricted cash | Long-term bank and other borrowings, (including current portion) 4
Debt Instrument [Line Items]
Long-term bank and other borrowings (including current portion)			50,000
Secured by a subsidiary's computer and network equipment | Long-term bank and other borrowings, (including current portion) 3
Debt Instrument [Line Items]
Long-term bank and other borrowings (including current portion)		16,778	18,753
Jointly guaranteed by (i) the ultimate controlling shareholder of Dermot Entities and Upwise Investments Limited, the seller of Dermot Entities; (ii) restricted cash | Long-term bank and other borrowings, (including current portion) 1
Debt Instrument [Line Items]
Long-term bank and other borrowings (including current portion)			2,090
Secured by a subsidiary building | Short-term bank borrowings 2
Debt Instrument [Line Items]
Short-term borrowings		11,000	11,000
Secured by a subsidiary building | Long-term bank and other borrowings, (including current portion) 2
Debt Instrument [Line Items]
Long-term bank and other borrowings (including current portion)		4,800	¥ 8,000
Guaranteed by Ultimate seller and noncontrolling shareholder of Aipu Group | Long-term bank and other borrowings, (including current portion) 1
Debt Instrument [Line Items]
Long-term bank and other borrowings (including current portion)		¥ 16,956